Long-term assets (Tables)	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of intangible assets useful lives	Estimated useful lives are:

Years
Estimated useful lives
Trademarks	1 to 15
Customer lists	4 to 20

Movements in intangible assets and goodwill
Movements in intangible assets in 2021

	Goodwill	Licenses	Customer Lists	IRUs	Trademark	Other (i)	Total
	(US$ millions)
Opening balance, net	1,659	870	423	86	77	289	3,403
Change in scope (see note A.1.2.)	3,257	319	91	6	848	25	4,546
Additions	—	29	—	—	—	135	164
Amortization charge	—	(82)	(56)	(14)	(67)	(100)	(320)
Impairment	—	—	—	—	—	(1)	(1)
Disposals, net	—	—	—	—	—	(1)	(1)
Transfers	—	—	—	2	1	46	49
Exchange rate movements	(32)	(67)	(1)	(5)	—	(15)	(121)
Closing balance, net	4,884	1,070	456	75	858	379	7,721
Cost or valuation	4,884	1,728	1,251	210	1,189	1,059	10,322
Accumulated amortization and impairment	—	(658)	(795)	(135)	(331)	(681)	(2,600)
Net	4,884	1,070	456	75	858	379	7,721

Movements in intangible assets in 2020

	Goodwill	Licenses	Customer Lists	IRUs	Trademark	Other (i)	Total
	(US$ millions)
Opening balance, net	1,684	468	470	107	183	282	3,195
Additions	—	421	—	—	—	99	520
Amortization charge	—	(71)	(44)	(13)	(106)	(84)	(318)
Impairment	—	—	—	—	—	—	—
Disposals, net	—	—	—	14	—	—	13
Transfers	—	3	—	(18)	—	(1)	(16)
Transfer to/from held for sale	—	—	—	—	—	—	—
Exchange rate movements	(26)	49	(3)	(3)	—	(8)	10
Closing balance, net	1,659	870	423	86	77	289	3,403
Cost or valuation	1,659	1,305	630	196	323	840	4,953
Accumulated amortization and impairment	—	(435)	(207)	(111)	(246)	(550)	(1,550)
Net	1,659	870	423	86	77	289	3,403
(i) Other includes mainly software costs
Cash used for purchases of long-term assets
Cash used for intangible asset additions

	2021	2020	2019
	(US$ millions)
Additions	164	520	202
Change in accruals and payables for intangibles	(29)	(315)	(32)
Cash used for additions	135	202	171
Cash used for property, plant and equipment additions

	2021	2020	2019
	(US$ millions)
Additions	787	649	719
Change in advances to suppliers	(6)	(4)	1
Change in accruals and payables for property, plant and equipment	(40)	(22)	17
Other	(1)	(1)	(1)
Cash used for additions	740	622	736

Allocation of goodwill to cash generating units
Allocation of Goodwill to cash generating units (CGUs)

	2021	2020
	(US$ millions)
Guatemala (see note A.1.2.)	3,258	—
Panama (see note A.1.2.)	907	907
El Salvador	194	194
Costa Rica	110	115
Paraguay	47	47
Colombia	149	173
Tanzania	12	12
Nicaragua (see note A.1.2)	203	207
Bolivia	3	3
Total	4,884	1,659

Allocation of indefinite useful life trademarks to cash generating units (CGUs)

	2021	2020
	(US$ millions)
Guatemala	848	—
Tanzania	10	10
Total	858	10
The most significant estimates used for the 2021 and 2020 impairment test are shown below:

CGU	Average EBITDA margin (%) (i)		Average CAPEX intensity (%) (i)		Perpetual growth rate (%)		WACC rate after tax (%)
	2021	2020	2021	2020	2021	2020	2021	2020
Bolivia	42.7	39.2	16.6	16.8	1.0	1.0	11.6	11.5
Colombia	36.1	35.7	17.4	17.7	2.0	2.0	8.9	8.3
Costa Rica	35.5	32.9	15.1	17.8	2.0	2.0	11.1	12.1
El Salvador	39.3	35.4	12.9	14.0	1.0	1.0	14.7	13.8
Nicaragua (see note A.1.2)	45.9	45.6	16.0	15.9	3.0	3.0	12.5	13.8
Panamá (see note A.1.2)	47.0	48.2	17.2	17.5	1.0	1.0	7.0	7.6
Paraguay	42.6	44.3	15.4	15.6	1.0	1.0	8.3	8.4
Guatemala	54.7	53.2	12.3	12.4	1.0	1.0	8.4	8.6
Tanzania	38.0	39.5	12.5	11.7	1.0	1.0	13.2	13.8

(i) Average is computed over the period covered by the plan.
Management performed a sensitivity analysis on key assumptions within the test. The following maximum increases or decreases, expressed in percentage points, were considered for all CGUs:

Reasonable changes in key assumptions (%)
Financial variables
WACC rates	+/-1
Perpetual growth rates	+/-1
Operating variables
EBITDA margin	+/-2
CAPEX intensity	+/-1
The sensitivity analysis shows a comfortable headroom between the recoverable amounts and the carrying values for all CGUs at December 31, 2021.

Schedule of property, plant and equipment and movements in tangible assets

Estimated useful lives	Duration
Buildings	Up to 40 years
Networks (including civil works)	5 to 15 years
Other	2 to 7 years
Movements in tangible assets in 2021

	Network Equipment (ii)	Land and Buildings	Construction in Progress	Other(i)	Total
	(US$ millions)
Opening balance, net	2,175	185	308	87	2,755
Change in scope (see note A.1.2.)	494	9	29	11	543
Additions	30	—	752	4	787
Impairments/reversal of impairment, net	—	—	(3)	(1)	(4)
Disposals, net	(10)	—	(4)	—	(14)
Depreciation charge	(651)	(16)	—	(73)	(739)
Asset retirement obligations	31	1	—	—	32
Transfers	572	5	(646)	41	(28)
Transfer from/(to) assets held for sale (see note E.4)	—	—	—	—	—
Exchange rate movements	(115)	(10)	(6)	(2)	(133)
Closing balance, net	2,527	175	429	68	3,198
Cost or valuation	8,373	333	429	390	9,524
Accumulated amortization and impairment	(5,846)	(158)	—	(322)	(6,326)
Net at December 31, 2021	2,527	175	429	68	3,198

Movements in tangible assets in 2020

	Network equipment	Land and buildings	Construction in progress	Other(i)	Total
	(US$ millions)
Opening balance, net	2,212	206	355	127	2,899
Change in Scope	—	—	—	—	—
Additions	31	—	606	11	649
Impairments/reversal of impairment, net	—	—	—	—	—
Disposals, net	31	(2)	(2)	(41)	(13)
Depreciation charge	(644)	(22)	—	(83)	(749)
Asset retirement obligations	17	2	—	—	19
Transfers	588	5	(644)	75	24
Transfers from/(to) assets held for sale (see note E.4.)	1	1	—	—	3
Exchange rate movements	(62)	(5)	(8)	(2)	(77)
Closing balance, net	2,175	185	308	87	2,755
Cost or valuation	6,423	329	308	407	7,466
Accumulated amortization and impairment	(4,248)	(144)	—	(320)	(4,711)
Net at December 31, 2020	2,175	185	308	87	2,755
(i) Other mainly includes office equipment and motor vehicles.
Disclosure of movement in right of use assets
Movements in right of use assets in 2021

Right-of-use assets	Land and buildings	Sites rental	Tower rental	Other network equipment	Capacity	Other	Total
	(US$ millions)
Opening balance, net	147	93	607	31	14	2	895
Change in scope (see note A.1.2.)	16	107	48	3	—	13	187
Additions	37	14	53	—	—	1	106
Modifications	14	8	3	1	—	(1)	25
Impairments	(1)	—	—	—	—	—	(1)
Disposals	(2)	(2)	(2)	(1)	—	—	(7)
Depreciation	(36)	(22)	(81)	(4)	(1)	(2)	(145)
Asset retirement obligations	1	—	—	—	—	—	—
Transfers	—	4	(17)	(5)	(1)	—	(18)
Exchange rate movements	(9)	(1)	(24)	—	—	—	(34)
Closing balance, net	169	201	587	25	12	13	1,008
Cost of valuation	254	317	908	40	17	21	1,557
Accumulated depreciation and impairment	(85)	(116)	(320)	(14)	(5)	(8)	(549)
Net at 31 December 2021	169	201	587	25	12	13	1,008
There have been no unusual significant events affecting lease liabilities (and right-of-use assets) during the year ended December 31, 2021.

Movements in right of use assets in 2020

Right-of-use assets	Land and buildings	Sites rental	Tower rental	Capacity	Other network equipment	Other	Total
	(US$ millions)
Opening balance, net	148	101	729	15	16	3	1,012
Change in scope	—	—	—	—	—	—	—
Additions	41	2	23	1	18	1	86
Modifications (i)	9	10	(27)	—	(1)	—	(8)
Impairments	(1)	—	—	—	—	—	(1)
Disposals	(10)	(1)	—	—	(1)	—	(12)
Depreciation	(38)	(17)	(88)	(1)	(8)	(2)	(155)
Asset retirement obligations	—	1	—	—	—	(1)	—
Transfers	—	—	(2)	—	5	1	4
Transfers to/from assets held for sale	—	—	—	—	—	—	—
Exchange rate movements	(3)	(2)	(27)	—	—	—	(32)
Closing balance, net	147	93	607	14	31	2	895
Cost of valuation	206	127	839	18	42	6	1,238
Accumulated depreciation and impairment	(59)	(34)	(232)	(4)	(12)	(3)	(343)
Net at 31 December 2020	147	93	607	14	31	2	895
(i)     In early 2020, and following a change in regulation in Colombia, future lease payments for the use of certain public assets have been significantly decreased. This triggered a lease modification and a decrease of the related lease liabilities (and right-of-use assets) of approximately $45 million.

Schedule of assets and liabilities reclassified as held for sale
The following table summarizes the nature of the assets and liabilities reported under assets held for sale and liabilities directly associated with assets held for sale as at December 31, 2021 and 2020:

	December 31,
	2021	2020
	(US$ millions)
Assets and liabilities reclassified as held for sale ($ millions)
Towers Colombia (see note E.4.1.)	—	1
Towers El Salvador (see note E.4.1.)	—	—
Towers Zantel	—	—
Total assets of held for sale	—	1
Total liabilities directly associated with assets held for sale	—	—
Net assets held for sale / book value	—	1

Schedule of discontinued operations
Results from discontinued operations

	December 31
	2021	2020	2019
	(US$ millions)
Revenue	—	—	50
Cost of sales	—	—	(14)
Operating expenses	—	(4)	(2)
Other expenses linked to the disposal of discontinued operations	—	(9)	(10)
Depreciation and amortization	—	—	(11)
Other operating income (expenses), net	—	—	—
Gain/(loss) on disposal of discontinued operations	—	—	74
Operating profit (loss)	—	(12)	88
Interest income (expense), net	—	—	(2)
Other non-operating (expenses) income, net	—	—	—
Profit (loss) before taxes	—	(12)	86
Credit (charge) for taxes, net	—	—	(2)
Net profit/(loss) from discontinuing operations	—	(12)	84
Cash flows from discontinued operations

	December 31
	2021	2020	2019
	(US$ millions)
Cash from (used in) operating activities, net	—	—	(8)
Cash from (used in) investing activities, net	—	—	5
Cash from (used in) financing activities, net	—	—	7